Employee benefit plans	12 Months Ended
Dec. 31, 2019
Employee Benefit and Share-based Payment Arrangement, Noncash Expense [Abstract]
Employee benefit plans

Defined benefit post-retirement plan

The Group maintains three pension plans: one maintained by WISeKey SA covering its employees in Switzerland, and one maintained by WISeKey Semiconductors SAS as well as one maintained by WISeCoin France R&D Lab SAS, both covering WISeKey’s French employees.

All plans are considered defined benefit plans and accounted for in accordance with ASC 715 Compensation – Retirement Benefits. This model allocates pension costs over the service period of employees in the plan. The underlying principle is that employees render services ratably over this period, and therefore, the income statement effects of pensions should follow a similar pattern. ASC 715 requires recognition of the funded status or difference between the fair value of plan assets and the projected benefit obligations of the pension plan on the balance sheet, with a corresponding adjustment recorded in the net loss. If the projected benefit obligation exceeds the fair value of the plan assets, then that difference or unfunded status represents the pension liability.

The Group records net service cost as an operating expense and other components of defined benefit plans as a non-operating expense in the statement of comprehensive loss.

The liabilities and annual income or expense of the pension plan are determined using methodologies that involve several actuarial assumptions, the most significant of which are the discount rate and the long-term rate of asset return (based on the market-related value of assets). The fair value of plan assets is determined based on prevailing market prices.

The defined benefit pension plan maintained by WISeKey Semiconductors SAS and WISeCoin France R&D Lab SAS, and their obligations to employees in terms of retirement benefits, are limited to a lump sum payment based on remuneration and length of service, determined for each employee. The plans are not funded.

The pension liability calculated as at December 31, 2019 is based on annual personnel costs and assumptions as of December 31, 2019.

Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2019	2018	2017
Wages and Salaries	11,161	9,738	8,698
Social security contributions	2,813	2,974	2,647
Net service costs	281	372	361
Other components of defined benefit plans, net	132	140	143
Total	14,387	13,224	11,849

					As at December 31,
Assumptions	2019	2019	2019	2018	2018	2018	2017	2017	2017
	France	Switzerland	India	France	Switzerland	India	France	Switzerland	India
Discount rate	0.70%	0.25%	7.30%	1.50%	0.80% - 0.90%	7.72%	1.31%	0.60% - 0.70%	6.90%
Expected rate of return on plan assets	n/a	1.50%	n/a	n/a	1.50% - 2%	n/a	n/a	1.50% - 2%	n/a
Salary increases	3%	1.50%	9%	3%	0.5% - 1.50%	9%	3%	0.5% - 1.50%	3%

For WISeKey SA’s funded plan, the expected long-term rate of return on assets is based on the pension fund policy which is based on approximately +0.5% in addition to the minimum interest by law in Switzerland (“Min LPP”). In 2020, Min LPP is 1.0% hence an assumption of 1.5%.

As at December 31, 2019 the Group’s accumulated benefit obligation amounted to USD 16,815,840.

Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2019	2018

Fair value of plan assets	(8,275)	(7,789)
Projected benefit obligation	12,740	12,374
Surplus/deficit	4,465	4,585

Opening balance sheet asset/provision (funded status)	4,465	4,585

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	12,740	12,374
Net Service cost	412	372
Interest expense	107	86
Plan participant contributions	216	180
Net benefits paid to participants	1,377	(88)
Actuarial losses/(gains)	2,487	(37)
Currency translation adjustment	227	(148)
Projected benefit obligation at end of year	17,566	12,740

Reconciliation of plan assets during year
Fair value of plan assets at start of year	(8,275)	(7,789)
Employer contributions paid over the year	(347)	(293)
Plan participant contributions	(216)	(180)
Net benefits paid to participants	(1,401)	88
Interest income	(123)	(116)
Return in plan assets, excl. amounts included in net interest	(136)	(56)
Currency translation adjustment	(188)	71
Fair value of plan assets at end of year	(10,686)	(8,275)

Reconciliation to balance sheet end of year
Fair value of plan assets	(10,686)	(8,275)
Defined benefit obligation - funded plans	17,566	12,740
Surplus/deficit	6,880	4,465

Closing balance sheet asset/provision (funded status)	6,880	4,465

Estimated amount to be amortized from accumulated OCI into NPBC over next fiscal year
Net loss (gain)	283	88
Unrecognized transition (asset)/obligation	0	0
Prior service cost/(credit)	61	62

USD'000
Fiscal year	2019	2018	2017
Amounts recognized in accumulated OCI
Net loss (gain)	4,258	1,964	2,187
Unrecognized transition (asset)/obligation	0	0	0
Prior service cost/(credit)	300	357	423
Deficit	4,558	2,321	2,609

Movement in Funded Status
USD'000
Fiscal year	2019	2018	2017

Opening balance sheet liability (funded status)	4,465	4,585	3,810

Net Service cost	412	372	361
Interest cost/(credit)	107	86	71
Expected return on Assets	(123)	(116)	(93)
Amortization on Net (gain)/loss	88	108	103
Amortization on Prior service cost/(credit)	62	62	61
Currency translation adjustment	(2)	1	0
Total Net Periodic Benefit Cost/(credit)	544	512	504

Actuarial (gain)/loss on liabilities due to experience	1,056	272	743
Actuarial gain/loss on liab. from changes to fin. assump	1,431	(309)	1
Actuarial (gain)/loss on liab. from changes to demo. assump	0	1	0
Return in plan assets, excl. amounts included in net interest	(136)	(56)	(299)
Amortization on Net (gain)/loss	(88)	(108)	(103)
Amortization on Prior service cost/(credit)	(62)	(62)	(61)
Currency translation adjustment	(2)	(0)	(3)
Total gain/loss recognized via OCI	2,200	(262)	279

Employer contributions paid in the year	(371)	(293)	(250)
Total cashflow	(371)	(293)	(250)

Currency translation adjustment	43	(77)	242

Closing balance sheet liability (funded status)	6,880	4,465	4,585

Reconciliation of Net Gain / Loss
Amount at beginning of year	1,964	2,187	1,852
Amortization during the year	(86)	(109)	(103)
Asset (gain) / loss	(136)	(56)	(299)
Liability (gain) / loss	2,487	(37)	744
Currency translation adjustment	29	(21)	16
Amount at year-end	4,258	1,964	2,187

Reconciliation of prior service cost/(credit)
Amount at beginning of year	357	423	479
Amortization during the year	(62)	(62)	(61)
Currency translation adjustment	5	(4)	5
Amount at year-end	300	357	423

All of the assets are held under the collective contract by the plan’s re-insurer company and are invested in a mix of Swiss and International bond and equity securities. In line with ASC 820’s three-tier fair value hierarchy, pension assets belong to the fair value level 3.

The table below shows the breakdown of expected future contributions payable to the Plan :

Period USD'000	France	Switzerland
2020	19	1,337
2021	-	348
2022	142	344
2023	-	366
2024	7	1,958
2025-2029	202	2,955

The Group expects to make contributions of approximately $346,023 in 2020.